Description of Business (Details) $ in Millions	1 Months Ended
	Apr. 30, 2013 item	Aug. 26, 2021 USD ($)	Jun. 30, 2021 item	Dec. 31, 2020 item
Description of Business
Ownership interest in shuttle tankers acquired at formation (as a percent)	100.00%
Number of shuttle tankers acquired at formation	4
Number of operating vessels			17	16
Undrawn portion of revolving credit facilities | $		$ 50.0